ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES	12 Months Ended
Dec. 31, 2011
ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES [Abstract]
ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES
L.	ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES

ASC 740, Income Taxes (“ASC 740”) clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position is required to meet before being recognized in the financial statements.  ASC 740 also provides guidance on derecognition, measurement, classification, interest and penalties, and disclosure requirements.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	2011	2010	2009
Gross unrecognized tax benefits beginning of year	$1,253	$10,110	$10,786
Increase in tax positions for prior years	225		84
Increase in tax positions for current year	391	260	591
Settlements with taxing authorities		(8,690)	(778)
Lapse in statute of limitations	(32)	(427)	(573)
Gross unrecognized tax benefits end of year	$1,837	$1,253	$10,110

We recognized interest and penalties for unrecognized tax benefits in our provision for income taxes.  The liability for unrecognized tax benefits included accrued interest and penalties of $0.3 million, $0.2 million and $0.2 million at December 31, 2011, December 25, 2010 and December 26, 2009, respectively.

We file income tax returns in the United States and in various state, local and foreign jurisdictions.  During 2010, the Internal Revenue Service examination for tax years 2004 – 2008 was resolved. For the majority of state and foreign jurisdictions, we are no longer subject to income tax examinations for years before 2007.  A number of state and local examinations are currently ongoing.  It is possible that these examinations may be resolved within the next twelve months.  Due to the potential for resolution of state examinations, and the expiration of various statutes of limitation, it is reasonably possible that our gross unrecognized tax benefits may change within the next twelve months by a range of $0.4 million to $1.8 million.